PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Rental income	£ 191	£ 197
Direct operating expense from investment property generating rental income	32	23
Capital expenditure contracted for but not recognised	£ 7	£ 33